Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net loss attributable to Endurance International Group Holdings, Inc.	$ (9,232)	$ (15,351)	$ (2,071)	$ 884	$ (2,204)	$ (7,898)	$ (13,448)	$ (19,285)	$ (25,770)	$ (42,835)	$ (159,187)
Net loss per share attributable to Endurance International Group Holdings, Inc.: Basic and diluted	$ (0.07)	$ (0.12)	$ (0.02)	$ 0.01	$ (0.02)	$ (0.06)	$ (0.11)	$ (0.15)	$ (0.20)	$ (0.34)	$ (1.55)
Weighted average number of common shares used in computing net loss per share attributable to Endurance International Group Holdings, Inc.: Basic and diluted									131,340,557	127,512,346	102,698,773